Property and Equipment, net	12 Months Ended
Dec. 31, 2019
Property and Equipment, net
Property and Equipment, net

7. Property and Equipment, net

Property and equipment, net consists of the following:

	December 31,	December 31,
	2018	2019
	RMB’000	RMB’000
Electronic equipment and computers	13,267	16,274
Office furniture and equipment	1,575	2,130
Leasehold improvement	3,066	4,191
Total	17,908	22,595
Less: accumulated depreciation	(2,436)	(6,631)
Property and equipment, net	15,472	15,964

Depreciation expenses were RMB 0.49 million, RMB 1.59 million and RMB 4.20 million for the years ended December 31, 2017, 2018 and 2019, respectively.